Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity represents an important component of the Company’s overall approach to risk management. The Company’s cybersecurity policies, standards and practices are integrated into the Company’s enterprise risk management (“ERM”) approach, and cybersecurity risks are one of the enterprise risks that are subject to oversight by the Company’s Board of Directors. The Company approaches cybersecurity threats through a cross-functional approach which endeavors to: (i) identify, prevent and mitigate cybersecurity threats to the Company; (ii) preserve the confidentiality, security and availability of the information that we collect and store to use in our business; (iii) protect the Company’s intellectual property; (iv) maintain the confidence of our customers and business partners; and (v) provide appropriate public disclosure of cybersecurity risks and incidents when required.

Risk Management and Strategy

The Company’s cybersecurity program focuses on the following areas:

●	Vigilance: The Company maintains cybersecurity threat operations with the goal of identifying, preventing and mitigating cybersecurity threats and responding to cybersecurity incidents in accordance with our established incident response and recovery plans.
●	Systems Safeguards: The Company deploys systems safeguards that are designed to protect the Company’s information systems from cybersecurity threats, including firewalls, intrusion prevention and detection systems, anti-malware functionality and access controls, which are evaluated and improved through ongoing vulnerability assessments and cybersecurity threat intelligence.
●	Collaboration: The Company utilizes collaboration mechanisms established with certain third-party service providers, to identify, assess and respond to cybersecurity risks.
●	Third-Party Risk Management: The Company endeavors to identify and oversee cybersecurity risks presented by third parties, as well as the systems of third parties that could adversely impact our business in the event of a cybersecurity incident affecting those third-party systems.
●	Training: The Company provides periodic training for personnel regarding cybersecurity threats, which reinforces the Company’s information security policies, standards and practices.
●	Incident Response and Recovery Planning: The Company has established and maintains incident response and recovery plans that address the Company’s response to a cybersecurity incident and the recovery from a cybersecurity incident, and such plans are tested and evaluated periodically.
●	Communication, Coordination and Disclosure: The Company utilizes a cross-functional approach to address the risk from cybersecurity threats, involving management personnel from the Company’s technology, operations, legal, risk management, and other key business functions, while also implementing controls and procedures for the escalation of cybersecurity incidents pursuant to established thresholds so that decisions regarding the disclosure and reporting of such incidents can be made by management in a timely manner.

A key part of the Company’s strategy for managing risks from cybersecurity threats is the ongoing assessment and testing of the Company’s processes and practices focused on evaluating the effectiveness of our cybersecurity measures. The Company engages third parties as appropriate to perform assessments of its cybersecurity measures. The results of such assessments and reviews are reported to the Company’s Board of Directors and the Company adjusts its cybersecurity policies, standards, processes and practices as necessary based on the information provided by the assessments, audits and reviews.

Cybersecurity Risk Management Processes Integrated [Text Block]	The Company’s cybersecurity policies, standards and practices are integrated into the Company’s enterprise risk management (“ERM”) approach, and cybersecurity risks are one of the enterprise risks that are subject to oversight by the Company’s Board of Directors.
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Company’s cybersecurity policies, standards and practices are integrated into the Company’s enterprise risk management (“ERM”) approach, and cybersecurity risks are one of the enterprise risks that are subject to oversight by the Company’s Board of Directors. The Company approaches cybersecurity threats through a cross-functional approach which endeavors to: (i) identify, prevent and mitigate cybersecurity threats to the Company; (ii) preserve the confidentiality, security and availability of the information that we collect and store to use in our business; (iii) protect the Company’s intellectual property; (iv) maintain the confidence of our customers and business partners; and (v) provide appropriate public disclosure of cybersecurity risks and incidents when required.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Role of Management [Text Block]

Risk Management and Strategy

The Company’s cybersecurity program focuses on the following areas:

●	Vigilance: The Company maintains cybersecurity threat operations with the goal of identifying, preventing and mitigating cybersecurity threats and responding to cybersecurity incidents in accordance with our established incident response and recovery plans.
●	Systems Safeguards: The Company deploys systems safeguards that are designed to protect the Company’s information systems from cybersecurity threats, including firewalls, intrusion prevention and detection systems, anti-malware functionality and access controls, which are evaluated and improved through ongoing vulnerability assessments and cybersecurity threat intelligence.
●	Collaboration: The Company utilizes collaboration mechanisms established with certain third-party service providers, to identify, assess and respond to cybersecurity risks.
●	Third-Party Risk Management: The Company endeavors to identify and oversee cybersecurity risks presented by third parties, as well as the systems of third parties that could adversely impact our business in the event of a cybersecurity incident affecting those third-party systems.
●	Training: The Company provides periodic training for personnel regarding cybersecurity threats, which reinforces the Company’s information security policies, standards and practices.
●	Incident Response and Recovery Planning: The Company has established and maintains incident response and recovery plans that address the Company’s response to a cybersecurity incident and the recovery from a cybersecurity incident, and such plans are tested and evaluated periodically.
●	Communication, Coordination and Disclosure: The Company utilizes a cross-functional approach to address the risk from cybersecurity threats, involving management personnel from the Company’s technology, operations, legal, risk management, and other key business functions, while also implementing controls and procedures for the escalation of cybersecurity incidents pursuant to established thresholds so that decisions regarding the disclosure and reporting of such incidents can be made by management in a timely manner.

A key part of the Company’s strategy for managing risks from cybersecurity threats is the ongoing assessment and testing of the Company’s processes and practices focused on evaluating the effectiveness of our cybersecurity measures. The Company engages third parties as appropriate to perform assessments of its cybersecurity measures. The results of such assessments and reviews are reported to the Company’s Board of Directors and the Company adjusts its cybersecurity policies, standards, processes and practices as necessary based on the information provided by the assessments, audits and reviews.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

Governance

The Company’s Audit Committee receives updates on a quarterly basis from the Company’s IT Director regarding the progress of our annual and long-term work plan associated with managing risks from cybersecurity threats. The Company’s Board of Directors receives updates and presentations on cybersecurity risks at least once a year, which address a wide range of topics including, for example, recent developments, third-party reviews, common threats, technological trends and information security considerations arising with respect to the Company and discusses the Company’s approach to cybersecurity risk management with the Company’s management and IT Director. The Board of Directors will receive prompt and timely information regarding any significant cybersecurity incident, as well as ongoing updates regarding such incident until it has been addressed.

The Company’s IT Director, together with the assistance of the Company’s Information Security Compliance Officer (CISO), is principally responsible for overseeing the Company’s cybersecurity risk management program. The IT Director, in assistance with a team of external experts, works in coordination with the other members of management, including our Chief Executive Officer, Chief Financial Officer and General Counsel, to implement a program designed to protect the Company’s information systems from cybersecurity threats, to address cybersecurity threats and to promptly respond to any cybersecurity incidents in accordance with the Company’s incident response and recovery plans. Through ongoing activities of this team, the IT Director monitors the prevention, detection, mitigation and remediation of cybersecurity incidents in real time, and reports such incidents to senior management and the Board of Directors, when appropriate.

The Company’s IT Director has served in various roles in information technology and information security for over 20 years, including at Rafael Advanced Defense Systems, Haifa Sea Port, Tara Dairy and HCT. The Company’s IT Director has a bachelor’s degree in information systems management and business administration and is a Microsoft systems certified engineer.

To date, no risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, which have not been material, have materially affected or are reasonably likely to materially affect our business strategy, results of operations or financial condition. However, an actual or perceived breach of our cybersecurity could damage our reputation, subject us to third-party lawsuits, regulatory fines or other actions or liabilities, any of which could adversely affect our business, operating results or financial condition. For further information, see “Item 3. Key Information – D. Risk Factors – Risks Related to Our Industry – Our business and operations would suffer in the event of computer system failures, cyber-attacks on our systems or deficiency in our cyber security measures.”

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Company’s IT Director, together with the assistance of the Company’s Information Security Compliance Officer (CISO), is principally responsible for overseeing the Company’s cybersecurity risk management program.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The IT Director, in assistance with a team of external experts, works in coordination with the other members of management, including our Chief Executive Officer, Chief Financial Officer and General Counsel, to implement a program designed to protect the Company’s information systems from cybersecurity threats, to address cybersecurity threats and to promptly respond to any cybersecurity incidents in accordance with the Company’s incident response and recovery plans.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	To date, no risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, which have not been material, have materially affected or are reasonably likely to materially affect our business strategy, results of operations or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false